Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions	Feb. 11, 2021 USD ($)	Feb. 11, 2021 SGD ($)	Apr. 14, 2021 USD ($)	Dec. 31, 2020
EduTech [Member]
Subsequent Event [Line Items]
Ownership interest in investment	76.09%	76.09%		77.78%
Additional acquired redeemable noncontrolling interest through contribution	$ 0.8	$ 1.0
EduTech [Member] | AEPL PTE. LTD. [Member]
Subsequent Event [Line Items]
Ownership interest in investment	23.91%	23.91%		22.22%
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount			$ 20.0
Purchase of common stock under share purchase program			$ 1.6